NON-CONTROLLING INTERESTS - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022	Jul. 31, 2021	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares			$ 1,630,563
Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		4.40%
Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering		$ 935,000
Initial Public Offering | Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		80.70%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		19.30%
Private Placement
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares	$ 1,630,000
Private Placement | Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	72.68%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	27.32%
Noncontrolling interest
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares	$ 742,800
Noncontrolling interest | Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering		$ 344,300
Additional paid-in capital
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares	$ 878,800
Additional paid-in capital | Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering		$ 590,700